Property, Plant and Equipment - Build-to-Suit (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Build-to-suit asset, ultimate cost			$ 1,600,000
Build-to-suit asset, recorded in construction-in-progress		$ 1,341,810
Deferred financing obligation		$ 1,341,810
Build-to-suit asset cost	$ 1,422,268
CSC build-to-suit equipment financing, net of discount
Property, plant and equipment
Long-term debt	$ 1,142,194